Property, plant and equipment (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Depreciation expense	$ 113,377,487	$ 100,696,200
Recognized in net incomes [Member]
Statement [Line Items]
Depreciation expense	112,558,965	99,803,814
Recognized in others assets [Member]
Statement [Line Items]
Depreciation expense	$ 818,522	$ 892,386